Movement of liabilities (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Balance, December 31, 2020	$ 1,165,724	$ 1,681,826
Accretion	823,267	160,864
Payment	(632,800)	(659,832)
Effect of movement in exchange rates	68,894	(17,134)
Loss on revaluation of deferred payment liability	181,707
Balance, December 31, 2021	48,038,421	1,165,724
Current portion of deferred payment liability	27
Long-term portion of deferred payment liability	20,794,275
Steel Media [Member] | Deferred Payments [Member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2020	636,600	1,208,413
Accretion		92,767
Payment	(632,800)	(659,832)
Effect of movement in exchange rates	(3,800)	(4,748)
Loss on revaluation of deferred payment liability
Balance, December 31, 2021		636,600
Current portion of deferred payment liability
Long-term portion of deferred payment liability
Steel Media [Member] | Earn Out Payments [Member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2020	529,124	473,413
Accretion	77,415	68,097
Payment
Effect of movement in exchange rates	(6,031)	(12,386)
Loss on revaluation of deferred payment liability
Balance, December 31, 2021	600,508	529,124
Current portion of deferred payment liability	600,508
Long-term portion of deferred payment liability
Vedatis [Member] | Deferred Payments [Member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2020
Accretion	41,705
Payment
Effect of movement in exchange rates	(29,944)
Loss on revaluation of deferred payment liability
Balance, December 31, 2021	1,058,789
Current portion of deferred payment liability	1,058,789
Long-term portion of deferred payment liability
Vedatis [Member] | Earn Out Payments [Member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2020
Accretion	39,830
Payment
Effect of movement in exchange rates	(50,103)
Loss on revaluation of deferred payment liability	181,707
Balance, December 31, 2021	1,774,336
Current portion of deferred payment liability
Long-term portion of deferred payment liability	1,774,336
Game Knot [Member] | Deferred Payments [Member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2020
Accretion	12,490
Payment
Effect of movement in exchange rates	2,162
Loss on revaluation of deferred payment liability
Balance, December 31, 2021	627,781
Current portion of deferred payment liability	627,781
Long-term portion of deferred payment liability
Addicting Games [Member] | Deferred Payments [Member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2020
Accretion	280,700
Payment
Effect of movement in exchange rates	159,266
Loss on revaluation of deferred payment liability
Balance, December 31, 2021	12,768,719
Current portion of deferred payment liability	8,473,672
Long-term portion of deferred payment liability	4,295,047
Outplayed [Member] | Deferred Payments [Member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2020
Accretion	151,319
Payment
Effect of movement in exchange rates	(2,147)
Loss on revaluation of deferred payment liability
Balance, December 31, 2021	19,467,148
Current portion of deferred payment liability	10,091,265
Long-term portion of deferred payment liability	9,375,883
Outplayed [Member] | Earn Out Payments [Member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2020
Accretion	219,808
Payment
Effect of movement in exchange rates	(509)
Loss on revaluation of deferred payment liability
Balance, December 31, 2021	11,741,140
Current portion of deferred payment liability	6,392,131
Long-term portion of deferred payment liability	$ 5,349,009